COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates for current and fiscal year onward					5.00%
Royalties paid or accrued to IIA		$ 12,875
Royalty expense	$ 12,875			$ 13,511	$ 1,255
Contingent liability						$ 24,340
Lien amount			$ 750
Non-cancelable purchase obligations amount			$ 31,134
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates			3.50%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates			5.00%
Royalties payable, percent of grants received			100.00%